Derivative Financial Instruments (Details 3) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net losses on mark-to-market valuation of unallocated derivative positions	$ (35.4)	$ (29.6)	$ (39.7)
Net losses on derivative positions reclassified to segment operating profit	8.2	41.6	15.2
Unallocated derivative (losses) gains	$ (27.2)	$ 12.0	$ (24.5)